Heartland International Value Fund
Heartland International Value Fund
Supplement dated May 1, 2013

to the

Heartland International Value Fund

Prospectus

dated October 1, 2012

Change in Fee Waiver

In order to reduce the Total Annual Fund Operating Expenses, effective May 1, 2013, Heartland Advisors, Inc., the investment advisor to the Fund, has agreed pursuant to an operating expense limitation agreement, to increase its waiver of its management fees and/or reimbursement of Fund expenses to ensure that Total Annual Fund Operating Expenses do not exceed 1.49% of the Fund’s average net assets. Previously, the expense cap was 1.75%.

The following table and related text on Page 2 of the Prospectus will be replaced in their entirety by the following:

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Heartland International Value Fund
Redemption Fee (as a percentage of the then-current net asset value of shares redeemed after being held 90 days or less)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Heartland International Value Fund
Management Fees		0.85%
Distribution and Service (Rule 12b-1) Fees		0.25%
Other Expenses		1.59%
Total Annual Fund Operating Expenses		2.69%
Fee Waiver and/or Expense Reimbursement		(1.20%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.49%
[1]	Pursuant to an operating expense limitation agreement between the Fund's investment advisor, Heartland Advisors, Inc. (the "Advisor"), and the Fund, the Advisor has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding front-end or contingent deferred sales loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses or extraordinary expenses) do not exceed 1.49% of the Fund's average net assets (the "Expense Cap"), through at least May 1, 2014. The operating expense limitation agreement may be terminated only by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Advisor is permitted to be reimbursed for management fee waivers and/or expense payments made in the prior three fiscal years, subject to the Expense Cap.

Example.
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through May 1, 2014.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Heartland International Value Fund	152	610	1,213	2,846

Please retain this supplement with your Prospectus